Note 9 - Long-term Bank Loans (Details Textual)													7 Months Ended	12 Months Ended
	Feb. 06, 2023 USD ($)	Sep. 13, 2022 USD ($)	Jul. 29, 2022 USD ($)	Dec. 14, 2021 USD ($)	Nov. 26, 2021 USD ($)	Oct. 22, 2021 USD ($)	Sep. 06, 2021 USD ($)	Jun. 26, 2020 USD ($)	Nov. 08, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 29, 2019 USD ($)	May 30, 2019 USD ($)	Dec. 31, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 29, 2020 USD ($)	Nov. 21, 2018
Restricted Cash, Total														$ 5,593,173	$ 4,967,285
Interest Expense, Total														4,729,759	$ 2,556,237	$ 3,836,985
Interest Costs Capitalized														544,639
Term Sheet, Piraeus S.A. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 4,340,000
Debt Instrument, Covenant, Security Cover Ratio															125.00%
Debt Instrument, Face Amount					$ 16,500,000
Debt Instrument Number of Quarterly Payments					16
Payments of Debt Issuance Costs															$ 115,000
Term Sheet, Piraeus S.A., First Four Installments [Member]
Debt Instrument, Periodic Payment, Total					$ 1,500,000
Term Sheet, Piraeus S.A., Eleven Installments [Member]
Debt Instrument, Periodic Payment, Total					$ 560,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 2,000,000
Debt Instrument, Covenant, Security Cover Ratio							120.00%
Debt Instrument, Periodic Payment, Total							$ 500,000
Debt Instrument, Face Amount							10,000,000
Payments of Debt Issuance Costs							$ 225,000
Debt Instrument, Periodic Payment, Number of Payments							16
Jonathan John Shipping Ltd. [Member]
Debt Instrument, Face Amount							$ 3,500,000
Corfu Navigation Ltd. [Member]
Debt Instrument, Face Amount							$ 6,500,000
Term Loan, HSBC Bank plc [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 9,250,000				$ 1,800,000
Debt Instrument, Covenant, Security Cover Ratio		130.00%				130.00%
Debt Instrument, Periodic Payment, Total		$ 1,000,000				$ 1,100,000
Debt Instrument, Face Amount		$ 19,250,000				$ 15,000,000
Debt Instrument Number of Quarterly Payments		10				12
Payments of Debt Issuance Costs						$ 117,500								$ 115,500
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 7,000,000
Debt Instrument, Covenant, Security Cover Ratio				120.00%
Debt Instrument, Face Amount				$ 34,000,000
Debt Instrument Number of Quarterly Payments				16
Payments of Debt Issuance Costs				$ 300,000
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Twelve Installments [Member]
Debt Instrument, Periodic Payment, Total				2,000,000
Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd., Four Installments [Member]
Debt Instrument, Periodic Payment, Total				$ 750,000
London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023) | Term Sheet, Piraeus S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate					2.60%
London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023) | Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Debt Instrument, Basis Spread on Variable Rate							3.50%
London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023) | Term Loan, HSBC Bank plc [Member]
Debt Instrument, Basis Spread on Variable Rate						2.35%
London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023) | Term Loan With Eurobank Ergasias S.A. by Marcos Shipping Ltd. [Member]
Debt Instrument, Basis Spread on Variable Rate				2.80%
Secured Overnight Financing Rate (SOFR) [Member] | Term Loan, HSBC Bank plc [Member]
Debt Instrument, Basis Spread on Variable Rate		1.95%
Eurobank Ergasias S.A. [Member] | Corfu Navigation Ltd., Jonathan John Shipping Ltd. and Bridge Shipping Ltd. [Member]
Short-term Debt, Refinanced, Amount							$ 5,525,000
Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member]
Debt Instrument, Covenant, Security Cover Ratio																		140.00%
Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member]
Proceeds from Issuance of Long-term Debt, Total												$ 12,000,000.0
Debt Instrument, Number of Periodic Payments												16
Debt Instrument, Periodic Payment, Total												$ 375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 7,125,000				$ 6,000,000
Debt Instrument, Deferred Amount								$ 1,125,000
Debt Instrument, Number of Periodic Payments, Deferred								3
Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023)
Debt Instrument, Basis Spread on Variable Rate													3.90%
Piraeus Bank S.A. [Member]
Proceeds from Issuance of Long-term Debt, Total											$ 3,667,680
Debt Instrument, Number of Periodic Payments											12
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											$ 1,742,160						$ 1,902,620
Debt Instrument, Deferred Amount																	$ 160,460
Line of Credit Facility, Maximum Borrowing Capacity											$ 4,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of Scrap Value of Vessel											90.00%
Debt Instrument, Periodic Payment, Total											$ 160,460
Repayments of Long-Term Debt, Total			$ 2,063,540
Piraeus Bank S.A. [Member] | Second Debt Agreement [Member]
Proceeds from Issuance of Long-term Debt, Total									$ 32,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 17,400,000
Debt Instrument, Security Cover Ratio Covenant									125.00%
Piraeus Bank S.A. [Member] | Second Debt Agreement, First Payments [Member]
Debt Instrument, Number of Periodic Payments									3
Debt Instrument, Periodic Payment, Total									$ 1,400,000
Piraeus Bank S.A. [Member] | Second Debt Agreement, Second Payments [Member]
Debt Instrument, Number of Periodic Payments									13
Debt Instrument, Periodic Payment, Total									$ 800,000
Piraeus Bank S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023)
Debt Instrument, Basis Spread on Variable Rate										2.95%	3.50%
Piraeus Bank S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023) | Second Debt Agreement [Member]
Debt Instrument, Basis Spread on Variable Rate									3.50%
HSBC Bank PLC [Member]
Proceeds from Issuance of Long-term Debt, Total										$ 12,500,000
Debt Instrument, Number of Periodic Payments										14
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 6,200,000
Debt Instrument, Periodic Payment, Total										$ 450,000
Debt Instrument, Security Cover Ratio Covenant										130.00%
HSBC Bank PLC [Member] | Subsequent Event [Member]
Repayments of Long-Term Debt, Total	$ 6,650,000